NORTHERN LIGHTS VARIABLE TRUST

April 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-

TOPS ® Conservative ETF Portfolio

TOPS ® Balanced ETF Portfolio

TOPS ® Moderate Growth ETF Portfolio

TOPS ® Growth ETF Portfolio

TOPS ® Aggressive Growth ETF Portfolio

TOPS ® Managed Risk Balanced ETF Portfolio

TOPS ® Managed Risk Moderate Growth ETF Portfolio

TOPS ® Managed Risk Growth ETF Portfolio

TOPS ® Managed Risk Flex ETF Portfolio

Mariner Managed Futures Strategy Portfolio

Changing Parameters Portfolio

7Twelve Balanced Portfolio

Power Income VIT Fund

Adaptive Allocation Portfolio

JNF SSgA Sector Rotation Portfolio

JNF SSgA Tactical Allocation Portfolio

BTS Tactical Fixed Income VIT Fund

Probabilities VIT Fund

Post Effective Amendment No. 159, 160, 161, 162, 163, 164, 165, 166, 167, 168 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf TOPS ® Conservative ETF Portfolio, TOPS ® Balanced ETF Portfolio, TOPS ® Moderate Growth ETF Portfolio, TOPS ® Growth ETF Portfolio, TOPS ® Aggressive Growth ETF Portfolio, TOPS ® Managed Risk Balanced ETF Portfolio, TOPS ® Managed Risk Moderate Growth ETF Portfolio, TOPS ® Managed Risk Growth ETF Portfolio, TOPS ® Managed Risk Flex ETF Portfolio Mariner Managed Futures Strategy Portfolio, Changing Parameters Portfolio , 7Twelve Balanced Portfolio , Power Income VIT Fund, Adaptive Allocation Portfolio, JNF SSgA Sector Rotation Portfolio, JNF SSgA Tactical Allocation Portfolio, BTS Tactical Fixed Income VIT Fund, Probabilities VIT Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
TOPS ® Conservative ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Balanced ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Moderate Growth ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Growth ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Aggressive Growth ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Managed Risk Balanced ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Managed Risk Moderate Growth ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Managed Risk Growth ETF Portfolio	159	0001580642-16-008127	April 15, 2016
TOPS ® Managed Risk Flex ETF Portfolio	160	0001580642-16-008150	April 18, 2016
Mariner Managed Futures Strategy Fund	161	0001580642-16-008196	April 20, 2016
Changing Parameters Portfolio	162	0001580642-16-008197	April 20, 2016
7Twelve Balanced Portfolio	163	0001580642-16-008201	April 20, 2016
Power Income VIT Fund	164	0001580642-16-008204	April 20, 2016
Adaptive Allocation Portfolio	165	0001580642-16-008205	April 20, 2016
JNF SSgA Sector Rotation Portfolio JNF SSgA Tactical Allocation Portfolio	166	0001580642-16-008206	April 20, 2016
BTS Tactical Fixed Income VIT Fund	167	0001580642-16-008209	April 20, 2016
Probabilities VIT Fund	168	0001580642-16-008210	April 20, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson

Hine LLP at (614) 469-3265 or to James Ash at (631) 470-2619.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Assistant Secretary